Name:  May Louie
Phone: 908-273-5085 x215
email: mlouie@seabridge.com

13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                   FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      SeaBridge Investment Advisors LLC
Address:   450 Springfield Avenue
           Suite 301
           Summit, NJ  07901
Form 13F File Number: 28-12671

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Susan E. Boyd
Title:        Managing Director
Phone:        908-273-5085 x209

Signature              City     State    and Date of Signing:
Susan E. Boyd          Summit,  NJ       2-04-2011
-----------------      ----------------  ---------------
Signature              City     State    Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:   224
Form 13F Information Table Value Total: $223,567 (thousands)
List of Other Included Managers:  NONE

13F Holdings Report
As of Date: 12/31/2010

							Market			SH/	Investment	Other	Voting Authority
Issuer			Class		Cusip		Value 000s	Shares	PRN	Discretion	Mgrs	Sole 	Shared	None

Berkshire Hathaway Inc 	CL A		084670108	120		100	SH	Sole		None	100	0	0
3M Co.			COM		88579Y101	1802		20885	SH	Sole		None	20885	0	0
Abbott Laboratories	COM		002824100	125		2600	SH	Sole		None	2600	0	0
Accenture Ltd.		SHS Cl A	G1151C101	24		500	SH	Sole		None	500	0	0
Actuant Corporation 	CL A New	00508X203	2416		90750	SH	Sole		None	90750	0	0
Aegean Marine Petroleum	SHS		Y0017S102	252		24120	SH	Sole		None	24120	0	0
Agilent Technologies 	COM		00846U101	49		1186	SH	Sole		None	1186	0	0
Air Products&Chemicals	COM		009158106	3639		40010	SH	Sole		None	40010	0	0
Airgas, Inc.		COM		009363102	1116		17870	SH	Sole		None	17870	0	0
Alexander & Baldwin	COM		014482103	2964		74035	SH	Sole		None	74035	0	0
Altria Group Inc	COM		02209S103	39		1600	SH	Sole		None	1600	0	0
American States Water 	COM		029899101	41		1200	SH	Sole		None	1200	0	0
American Tower Corp	CL A		029912201	2073		40146	SH	Sole		None	40146	0	0
Ares Capital Corp	COM		04010L103	2944		178657	SH	Sole		None	178657	0	0
Arthur J. Gallagher&Co	COM		363576109	2716		93392	SH	Sole		None	93392	0	0
Avnet Inc		COM		053807103	2095		63425	SH	Sole		None	63425	0	0
BHP Billiton Ltd	Spons  ADR	088606108	437		4700	SH	Sole		None	4700	0	0
Ball Corp		COM		058498106	254		3732	SH	Sole		None	3732	0	0
Banco Bradesco S.A.	SpADRPf New	059460303	79		3907	SH	Sole		None	3907	0	0
BancoSantanderBrasil  	ADSRp1Ut	05967A107	2654		195175	SH	Sole		None	195175	0	0
BancoSantanderChile 	SpADRepCom	05965X109	93		1000	SH	Sole		None	1000	0	0
Baytex Energy Trust 	Trust Unit	073176109	4697		100310	SH	Sole		None	100310	0	0
Berkshire Hathaway 	CL B New	084670702	44		550	SH	Sole		None	550	0	0
BlackRock Kelso Capital COM 		092533108	981		88725	SH	Sole		None	88725	0	0
Boardwalk Pipeline Ptn	UtLTDPt		096627104	442		14200	SH	Sole		None	14200	0	0
Boeing			COM		097023105	452		6920	SH	Sole		None	6920	0	0
Brookfield Asset Mgmt	CLALimVShs	112585104	2767		83130	SH	Sole		None	83130	0	0
Brookfield Properties 	COM		112900105	1578		90000	SH	Sole		None	90000	0	0
Bucyrus International	COM		118759109	598		6685	SH	Sole		None	6685	0	0
Bunge Limited		COM		G16962105	20		300	SH	Sole		None	300	0	0
C. R. Bard, Inc.	COM		067383109	14		150	SH	Sole		None	150	0	0
CPFL Energia S.A.	Spons ADR	126153105	570		7420	SH	Sole		None	7420	0	0
California Water Svc	COM		130788102	34		920	SH	Sole		None	920	0	0
Canadian Natural Res	COM		136385101	719		16180	SH	Sole		None	16180	0	0
Caterpillar Inc		COM		149123101	574		6129	SH	Sole		None	6129	0	0
Chevron Corporation	COM		166764100	91		1000	SH	Sole		None	1000	0	0
Chimera Investment Corp	COM		16934Q109	1362		331300	SH	Sole		None	331300	0	0
China Biologic Products COM		16938C106	33		2000	SH	Sole		None	2000	0	0
China Mobile HK Ltd 	Spons ADR	16941M109	1171		23600	SH	Sole		None	23600	0	0
Vale S A (CVRD)		ADR		91912E105	382		11045	SH	Sole		None	11045	0	0
Cisco Systems Inc	COM		17275R102	2296		113513	SH	Sole		None	113513	0	0
Citigroup Inc		COM		172967101	2332		493000	SH	Sole		None	493000	0	0
Coach, Inc.		COM		189754104	3150		56950	SH	Sole		None	56950	0	0
Coca-Cola Co		COM		191216100	26		400	SH	Sole		None	400	0	0
Coca-Cola Femsa SA	Sp ADR REP L	191241108	1550		18805	SH	Sole		None	18805	0	0
Cognizant Technology 	CL A		192446102	439		5995	SH	Sole		None	5995	0	0
Colgate-Palmolive Co	COM		194162103	50		621	SH	Sole		None	621	0	0
Comp Cervecerias Unidas Sp ADR		204429104	444		7355	SH	Sole		None	7355	0	0
Compass Minerals Intl	COM		20451N101	3529		39530	SH	Sole		None	39530	0	0
Costco Wholesale Corp	COM		22160K105	618		8555	SH	Sole		None	8555	0	0
Covidien PLC		SHS		G2554F105	68		1490	SH	Sole		None	1490	0	0
Credicorp Limited	COM		G2519Y108	955		8030	SH	Sole		None	8030	0	0
Cree, Inc. 		COM		225447101	103		1565	SH	Sole		None	1565	0	0
Crown Castle Intl Corp	COM		228227104	1189		27135	SH	Sole		None	27135	0	0
Ctrip.com Intl Ltd	ADS 		22943F100	912		22550	SH	Sole		None	22550	0	0
Deere & Company		COM		244199105	2986		35950	SH	Sole		None	35950	0	0
Devon Energy Corp	COM		25179M103	107		1364	SH	Sole		None	1364	0	0
Discovery Comms		COM Ser A	25470F104	42		1000	SH	Sole		None	1000	0	0
Dominion Resources Inc	COM		25746U109	26		600	SH	Sole		None	600	0	0
Duke Energy Corp	COM		26441C105	14		800	SH	Sole		None	800	0	0
EMC Corporation		COM		268648102	46		2000	SH	Sole		None	2000	0	0
El Paso Corp		COM		28336L109	996		72350	SH	Sole		None	72350	0	0
El Paso Pipeline Ptnrs	ComUtLP1	283702108	411		12275	SH	Sole		None	12275	0	0
Embotelladora Andina SA	ADR B		29081P303	1297		42940	SH	Sole		None	42940	0	0
Emerson Electric Co.	COM		291011104	51		900	SH	Sole		None	900	0	0
EnCana Corp		COM		292505104	100		3440	SH	Sole		None	3440	0	0
Energy Transfer Equity	COMULTDP	29273V100	1974		50525	SH	Sole		None	50525	0	0
Energy Transfer Ptrs	UtLTDPtn	29273R109	1522		29372	SH	Sole		None	29372	0	0
Enterprise Products Ptr	COM		293792107	2323		55837	SH	Sole		None	55837	0	0
Equity Residential 	SH Ben Int	29476L107	42		800	SH	Sole		None	800	0	0
Exxon Mobil Corp	COM		30231G102	2912		39820	SH	Sole		None	39820	0	0
FedEx Corp.		COM		31428X106	2588		27820	SH	Sole		None	27820	0	0
FomentoEconMexicano 	Sp ADR Ut	344419106	2145		38360	SH	Sole		None	38360	0	0
Freeport-McMoRan 	COM		35671D857	7551		62879	SH	Sole		None	62879	0	0
Frontier Communications	COM		35906A108	1		120	SH	Sole		None	120	0	0
Genuine Parts Co	COM		372460105	2570		50050	SH	Sole		None	50050	0	0
Google Inc. 		CL A		38259P508	2431		4093	SH	Sole		None	4093	0	0
H. J. Heinz Company	COM		423074103	153		3100	SH	Sole		None	3100	0	0
HDFC Bank Ltd		ADRReps3Sh	40415F101	258		1543	SH	Sole		None	1543	0	0
Halliburton Co		COM		406216101	45		1100	SH	Sole		None	1100	0	0
Henry Schein Inc	COM		806407102	2949		48045	SH	Sole		None	48045	0	0
Hewlett-Packard Co	COM		428236103	42		1000	SH	Sole		None	1000	0	0
Home Depot Inc		COM		437076102	90		2561	SH	Sole		None	2561	0	0
Hubbell Inc.		CL B		443510201	1549		25765	SH	Sole		None	25765	0	0
ICICI Bank Ltd.		ADR		45104G104	452		8935	SH	Sole		None	8935	0	0
ITT Corp		COM		450911102	2130		40873	SH	Sole		None	40873	0	0
Inergy LP		Unit LTD Ptn	456615103	41		1050	SH	Sole		None	1050	0	0
Infosys Technologies	Spons ADR	456788108	1723		22652	SH	Sole		None	22652	0	0
Int'l Bus Machines	COM		459200101	1960		13356	SH	Sole		None	13356	0	0
Intuit Inc.		COM		461202103	49		1000	SH	Sole		None	1000	0	0
Itau Unibanco Hldg 	SpADRRepPf	465562106	2525		105180	SH	Sole		None	105180	0	0
Johnson & Johnson	COM		478160104	46		750	SH	Sole		None	750	0	0
Johnson Controls Inc	COM		478366107	529		13855	SH	Sole		None	13855	0	0
Kimberly-Clark Corp	COM		494368103	13		200	SH	Sole		None	200	0	0
Kinder Morgan Energy 	Ut LTD Ptn	494550106	803		11427	SH	Sole		None	11427	0	0
Life Technologies Corp.	COM		53217V109	3706		66772	SH	Sole		None	66772	0	0
MacquarieInfrastructure Memb Int	55608B105	16		750	SH	Sole		None	750	0	0
Magellan Midstream Ptr	COM Ut RPLP	559080106	2128		37669	SH	Sole		None	37669	0	0
McDonald's Corp		COM		580135101	166		2165	SH	Sole		None	2165	0	0
Medco Health Solutions 	COM		58405U102	706		11530	SH	Sole		None	11530	0	0
Medtronic, Inc. 	COM		585055106	22		600	SH	Sole		None	600	0	0
Merck & Co		COM		58933Y105	36		1000	SH	Sole		None	1000	0	0
MetLife Inc		COM		59156R108	18		400	SH	Sole		None	400	0	0
Mettler-Toledo Intl Inc	COM		592688105	3006		19880	SH	Sole		None	19880	0	0
Microsoft Corp		COM		594918104	2656		95163	SH	Sole		None	95163	0	0
Millicom Intl Cellular 	SHS New		L6388F110	105		1100	SH	Sole		None	1100	0	0
Mindray Medical Intl 	Sp ADR		602675100	794		30075	SH	Sole		None	30075	0	0
Montpelier Re Holdings 	SHS		G62185106	3020		151440	SH	Sole		None	151440	0	0
NII Holdings Inc.	CL B New	62913F201	463		10375	SH	Sole		None	10375	0	0
Nalco Holding Co.	COM		62985Q101	2016		63103	SH	Sole		None	63103	0	0
NextEra Energy, Inc.	COM		65339F101	16		300	SH	Sole		None	300	0	0
Nicor Inc.		COM		654086107	150		3000	SH	Sole		None	3000	0	0
Och-Ziff Cap Mgmt Grp	Cl A		67551U105	475		30500	SH	Sole		None	30500	0	0
Oracle Corporation	COM		68389X105	1150		36735	SH	Sole		None	36735	0	0
PETsMART, Inc.		COM		716768106	3045		76460	SH	Sole		None	76460	0	0
PT Telekomunikasi Indon	SP ADR		715684106	1032		28950	SH	Sole		None	28950	0	0
Paccar Inc		COM		693718108	127		2220	SH	Sole		None	2220	0	0
Pall Corp		COM		696429307	2787		56220	SH	Sole		None	56220	0	0
Pentair Inc		COM		709631105	2349		64335	SH	Sole		None	64335	0	0
Pepsico Inc		COM		713448108	795		12173	SH	Sole		None	12173	0	0
Petrochina Co Ltd. 	Spons ADR	71646E100	424		3225	SH	Sole		None	3225	0	0
Petroleo Brasileiro 	Spons ADR	71654V408	16		431	SH	Sole		None	431	0	0
Pfizer Inc		COM		717081103	448		25612	SH	Sole		None	25612	0	0
Plains All Amer Pipel	UtLTD Ptn	726503105	2201		35058	SH	Sole		None	35058	0	0
Plains Explor&Prod Co 	COM		726505100	21		650	SH	Sole		None	650	0	0
Plum Creek Timber Co 	COM		729251108	2612		69740	SH	Sole		None	69740	0	0
Praxair Inc		COM		74005P104	3221		33740	SH	Sole		None	33740	0	0
Procter & Gamble Co	COM		742718109	745		11580	SH	Sole		None	11580	0	0
Prudential Financial	COM		744320102	305		5197	SH	Sole		None	5197	0	0
RPM International, Inc.	COM		749685103	1862		84245	SH	Sole		None	84245	0	0
RehabCare Group, Inc.	COM		759148109	24		1000	SH	Sole		None	1000	0	0
Republic Services Inc	COM		760759100	720		24125	SH	Sole		None	24125	0	0
Rogers Communications 	Cl B		775109200	538		15550	SH	Sole		None	15550	0	0
Roper Industries, Inc.	COM		776696106	76		1000	SH	Sole		None	1000	0	0
Royal Dutch Shell PLC 	Spons ADR A	780259206	533		7986	SH	Sole		None	7986	0	0
Royal Dutch Shell PLC 	Spons ADR B	780259107	17		258	SH	Sole		None	258	0	0
SPDR S&P ETF TR		TR Unit		78462F103	25		200	SH	Sole		None	200	0	0
SPX Corporation		COM		784635104	3040		42525	SH	Sole		None	42525	0	0
Schlumberger N.V.	COM		806857108	276		3300	SH	Sole		None	3300	0	0
Seadrill Ltd.		SHS		G7945E105	2793		82350	SH	Sole		None	82350	0	0
Senior Hsg Pptys Trust	SH Ben Int	81721M109	1178		53675	SH	Sole		None	53675	0	0
Simpson Manufacturing 	COM		829073105	2161		69900	SH	Sole		None	69900	0	0
Solar Capital Ltd	COM		83413U100	2848		114945	SH	Sole		None	114945	0	0
Southern Co		COM		842587107	11		300	SH	Sole		None	300	0	0
Starwood Property Trust	COM		85571B105	2481		115510	SH	Sole		None	115510	0	0
Teekay Offshore Ptners	Ptnr Int	Y8565J101	201		7250	SH	Sole		None	7250	0	0
First of Long Island 	COM		320734106	14		500	SH	Sole		None	500	0	0
The New York Times Co	CL A		650111107	2151		219475	SH	Sole		None	219475	0	0
Sherwin-Williams Co	COM		824348106	2944		35150	SH	Sole		None	35150	0	0
The Walt Disney Co	COM		254687106	22		590	SH	Sole		None	590	0	0
Thermo Fisher Scientif	COM		883556102	4602		83132	SH	Sole		None	83132	0	0
Thompson Creek Metals	COM		884768102	1251		85000	SH	Sole		None	85000	0	0
Unilever NV		NY SHS New	904784709	216		6876	SH	Sole		None	6876	0	0
United Technologies 	COM		913017109	105		1338	SH	Sole		None	1338	0	0
Urban Outfitters, Inc.	COM		917047102	2661		74305	SH	Sole		None	74305	0	0
Verigy Ltd.		SHS		Y93691106	0		5	SH	Sole		None	5	0	0
Verizon Communications 	COM		92343V104	18		500	SH	Sole		None	500	0	0
WPP PLC 		ADR		92933H101	936		15100	SH	Sole		None	15100	0	0
Wal-Mart Stores Inc	COM		931142103	116		2144	SH	Sole		None	2144	0	0
Weatherford Intl	REG		H27013103	630		27650	SH	Sole		None	27650	0	0
Western Gas Partners 	ComUnLPIn	958254104	511		16850	SH	Sole		None	16850	0	0
Western Union Co.	COM		959802109	2659		143175	SH	Sole		None	143175	0	0
Williams Companies, Inc	COM		969457100	3950		159799	SH	Sole		None	159799	0	0
Windstream Corp		COM		97381W104	4		319	SH	Sole		None	319	0	0
Asia Pacific Fund	COM		044901106	22		1850	SH	Sole		None	1850	0	0
Asia Tigers Fd Inc	COM		04516T105	7		350	SH	Sole		None	350	0	0
Blackrock IntlGr&IncFd	Com BenInt	092524107	34		3300	SH	Sole		None	3300	0	0
Calamos Cv&High IncFd	COM SHRS	12811P108	119		9400	SH	Sole		None	9400	0	0
Calamos Strat Tot RetFd	CMSH Bn Int	128125101	312		33650	SH	Sole		None	33650	0	0
China Fd Inc 		COM		169373107	153		4700	SH	Sole		None	4700	0	0
Clough Glob Alloc Fd	COM Shs Ben	18913Y103	11		700	SH	Sole		None	700	0	0
Clough Global Opps Fd	SH Ben Int	18914E106	1296		96360	SH	Sole		None	96360	0	0
ColumbiaSeligmanPrTecGr	COM		19842X109	75		3900	SH	Sole		None	3900	0	0
Eaton Vance TaxMngDivEq	COM		27828N102	1885		166700	SH	Sole		None	166700	0	0
First TrEnhancedEqIncFd	COM		337318109	51		4050	SH	Sole		None	4050	0	0
Gabelli Global Deal Fd	CMSH Bn Int	36245G103	120		8950	SH	Sole		None	8950	0	0
Greater China Fd Inc	COM		39167B102	170		12900	SH	Sole		None	12900	0	0
H&Q Healthcare Fd	SH Ben Int	404052102	106		7900	SH	Sole		None	7900	0	0
H&Q Life Sciences Invs	SH Ben Int	404053100	6		574	SH	Sole		None	574	0	0
India Fd Inc Com	COM		454089103	40		1150	SH	Sole		None	1150
KayneAnderson EnTotRet	COM		48660P104	2180		74900	SH	Sole		None	74900	0	0
Korea Equity Fd Inc	COM		50063B104	247		20198	SH	Sole		None	20198	0	0
Latin Amer Discovery Fd	COM		51828C106	57		2980	SH	Sole		None	2980	0	0
MS India Invstmt Fd	COM		61745C105	40		1550	SH	Sole		None	1550	0	0
MadisonClaymore Call&Eq	COM		556582104	71		7900	SH	Sole		None	7900	0	0
Market Vectors ETF 	RVE HardETF	57060U795	358		9200	SH	Sole		None	9200	0	0
Market Vectors ETF 	GoldMin ETF	57060U100	6481		105440	SH	Sole		None	105440	0	0
Nuveen EqPremAdv Fd	COM		6706ET107	485		37575	SH	Sole		None	37575	0	0
Nuveen EqPremOpp Fd	COM		6706EM102	1211		94025	SH	Sole		None	94025	0	0
Nuveen EqPrem&Gr Fd	COM		6706EW100	300		21650	SH	Sole		None	21650	0	0
Nuveen GlobValOpp Fd	COM		6706EH103	154		7575	SH	Sole		None	7575	0	0
NuveenMultStratIncGro2	COMSHS		67073D102	1164		132250	SH	Sole		None	132250	0	0
NuveenMultStratIncGro	COM		67073B106	131		15700	SH	Sole		None	15700	0	0
PowerShares Glb ETF 	AGG PfdPtf	73936T565	346		24500	SH	Sole		None	24500	0	0
Rydex ETF Trust		Healthcare	78355W841	46		725	SH	Sole		None	725	0	0
Singapore Fund Inc	COM		82929L109	88		5800	SH	Sole		None	5800	0	0
Taiwan Fd Inc Com	COM		874036106	708		36807	SH	Sole		None	36807	0	0
Templeton Dragon Fd 	COM		88018T101	81		2625	SH	Sole		None	2625	0	0
Wireless HOLDRs Tr	Dep Rcpt	97653L208	85		1800	SH	Sole		None	1800	0	0
iShares TR		DJMed		464288810	93		1580	SH	Sole		None	1580	0	0
iShares TR		DJHealthCare	464288828	94		1740	SH	Sole		None	1740	0	0
IShares Inc.		MSCI S Korea 	464286772	459		7500	SH	Sole		None	7500	0	0
IShares TR		MSCI Taiwan 	464286731	1256		80386	SH	Sole		None	80386	0	0
IShares TR		DJ O&G Exp	464288851	56		870	SH	Sole		None	870	0	0
EatonVanceTxMgByWrOpp	COM		27828Y108	92		7000	SH	Sole		None	7000	0	0
Eaton VanceTxMgGlByWOp	COM		27829C105	1295		105750	SH	Sole		None	105750	0	0
Aberdeen AsiaPac IncFd	COM		003009107	2101		311203	SH	Sole		None	311203	0	0
AdventClaymore CvSecInc COM		00764C109	1311		72450	SH	Sole		None	72450	0	0
BlackRock Debt Strat Fd	COM		09255R103	5		1192	SH	Sole		None	1192	0	0
Blackrock CredAllInc Tr	COM		092508100	373		30850	SH	Sole		None	30850	0	0
Blackrock Income Tr Inc	COM		09247F100	23		3300	SH	Sole		None	3300	0	0
Calamos GlobDynIncFd	COM 		12811L107	780		93210	SH	Sole		None	93210	0	0
Eaton Vance LtDur IncFd	COM		27828H105	1010		62900	SH	Sole		None	62900	0	0
FirstTrustFIDAC MtIncFd	COM SHRS	33734E103	37		1900	SH	Sole		None	1900	0	0
FranklinTempletonLDurIn	COM		35472T101	422		32200	SH	Sole		None	32200	0	0
MFS Charter Income Tr	Sh Ben Int	552727109	447		47400	SH	Sole		None	47400	0	0
MFS Interm IncTrust	SH BEN INT	55273C107	1239		196400	SH	Sole		None	196400	0	0
MorganStanley EmMkDebt	COM		61744H105	246		23500	SH	Sole		None	23500	0	0
Nuveen Fltg Rt Inc Fund	COM		67072T108	282		23850	SH	Sole		None	23850	0	0
Nuveen MultCurrSTGovInc	COM		67090N109	463		33600	SH	Sole		None	33600	0	0
Templeton Em Mkt Inc	COM		880192109	65		3950	SH	Sole		None	3950	0	0
Western Asset EmMktDebt COM		95766A101	1974		107791	SH	Sole		None	107791	0	0
iShares TR		Barc 1-3yr Cr	464288646	731		7010	SH	Sole		None	7010	0	0
iShares TR		Barc Int. Cr	464288638	118		1125	SH	Sole		None	1125	0	0